CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital Ordinary shares	Share capital Deferred shares	Share premium account	Treasury shares	Retained earnings	Own shares held by ESOP	Other reserves
Beginning balance at Dec. 31, 2014	$ 175.4	$ 25.3	$ 150.9	$ 56.2	$ 0.0	$ 308.8	$ (0.4)	$ (365.4)	[1]
Net income for the year	16.1					16.1
Exchange differences on translation of foreign operations	(8.6)
Currency translation differences	(8.6)							(8.6)
Fair value movements in cash flow hedges	(5.4)
Increase in fair value of cash flow hedges	(5.4)							(5.4)
Transfers to consolidated income statement on cash flow hedges	(0.1)							(0.1)
Remeasurement of defined benefit retirement plans	4.4					4.4
Deferred income taxes on items taken to other comprehensive income	(0.4)					(1.5)		1.1
Total comprehensive income / (loss) for the year	6.0					19.0		(13.0)
Equity dividends	(10.8)					(10.8)
Equity settled share based compensation charges	0.9							0.9
Arising from issue of share capital	0.2			0.2
Purchase of own shares	(1.9)				(1.9)
Purchase of shares from ESOP	0.1						0.1
Utilization of treasury shares					0.6	(0.1)		(0.5)
Deferred income taxes on items taken to equity	(0.3)					(0.3)
Exchange movement on ESOP	0.1						0.1
Other changes in equity in the year	(11.7)			0.2	(1.3)	(11.2)	0.2	0.4
Ending balance at Dec. 31, 2015	169.7	25.3	150.9	56.4	(1.3)	316.6	(0.2)	(378.0)	[1]
Net income for the year	21.9					21.9
Exchange differences on translation of foreign operations	(13.1)
Currency translation differences	(13.1)							(13.1)
Fair value movements in cash flow hedges	1.1
Increase in fair value of cash flow hedges	1.1							1.1
Transfers to consolidated income statement on cash flow hedges	(0.9)							(0.9)
Remeasurement of defined benefit retirement plans	(21.7)					(21.7)
Deferred income taxes on items taken to other comprehensive income	4.3					4.3
Total comprehensive income / (loss) for the year	(8.4)					4.5		(12.9)
Equity dividends	(13.3)					(13.3)
Equity settled share based compensation charges	1.2							1.2
Purchase of own shares	(6.3)				(6.3)
Purchase of shares from ESOP	(1.0)						(1.0)
Utilization of treasury shares					0.5	0.1		(0.6)
Utilization of shares from ESOP						0.2	0.7	(0.9)
Exchange movement on ESOP							0.7
Other changes in equity in the year	(19.4)				(5.8)	(13.0)	(0.3)	(0.3)
Ending balance at Dec. 31, 2016	141.9	25.3	150.9	56.4	(7.1)	308.1	(0.5)	(391.2)	[1]
Net income for the year	11.5					11.5
Exchange differences on translation of foreign operations	11.6							11.6
Fair value movements in cash flow hedges	3.1							3.1
Transfers to consolidated income statement on cash flow hedges	0.6							0.6
Remeasurement of defined benefit retirement plans	9.5					9.5
Deferred income taxes on items taken to other comprehensive income	(5.8)					(5.2)		(0.6)
Total comprehensive income / (loss) for the year	30.5					15.8		14.7
Equity dividends	(13.3)					(13.3)
Equity settled share based compensation charges	2.6							2.6
Purchase of own shares					0.8
Purchase of shares from ESOP					0.8		(0.8)
Utilization of treasury shares					0.5	0.1		(0.6)
Utilization of shares from ESOP						0.1	0.3	(0.4)
Deferred income taxes on items taken to equity	0.6					0.6
Other changes in equity in the year	(10.1)				1.3	(12.5)	(0.5)	1.6
Ending balance at Dec. 31, 2017	$ 162.3	$ 25.3	$ 150.9	$ 56.4	$ (5.8)	$ 311.4	$ (1.0)	$ (374.9)	[1]

[1]	Other reserves include a hedging reserve of a loss of $0.2 million (2016: a loss of $3.3 million and 2015: a loss of $3.5 million), a translation reserve of $46.3 million (2016: $57.9 million and 2015: $44.8 million), a merger reserve of $333.8 million (2016 and 2015: $333.8 million) and a share based compensation reserve of $5.4 million (2016: $3.8 million and 2015: $4.1 million).